Thrivent Mutual Funds

Supplement to

Institutional Class Shares Prospectus,

dated February 28, 2012

with respect to

Thrivent Equity Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Equity Income Plus Fund

The summary section of the Institutional Class Shares prospectus of Thrivent Equity Income Plus Fund is amended. The table under “Fees and Expenses” is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund (Underlying Fund) Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.97%
Less Expense Reimbursement[1]	0.14%
Net Annual Fund Operating Expenses	0.83%

The expense example table under “EXAMPLE” in the summary section of the prospectus is also amended. It is deleted and replaced with the following.

1 Year	3 Years	5 Years	10 Years
$85	$295	$523	$1,177

Thrivent Diversified Income Plus Fund

The summary section of the Institutional Class Shares prospectus of Thrivent Diversified Income Plus Fund is amended. The table under Fees and Expenses is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.19%
Acquired Fund (Underlying Fund) Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.85%

The expense example table under “EXAMPLE” in the summary section of the prospectus is also amended. It is deleted and replaced with the following.

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

The date of this Supplement is January 14, 2013.

Please include this Supplement with your Prospectus.

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